Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
TPG Pace Solutions
Losses Shared Pro Rata Between Two Classes of Participating Ordinary Share

For the three months ended September 30, 2021 and the period from January 4, 2021 (inception) to September 30, 2021, losses are shared pro rata between the two classes of ordinary shares as follows:

			For the Period from
	For the Three Months Ended		January 4, 2021 (inception) to
	September 30, 2021		September 30, 2021
	Class A ordinary	Founder Shares	Class A ordinary	Founder Shares
	shares subject to	and Private	shares subject to	and Private
	possible redemption	Placement Shares	possible redemption	Placement Shares
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(1,101,750)	$(397,017)	$(1,652,243)	$(595,387)
Accretion on Class A ordinary shares subject to redemption	—	—	—	(16,443,377)

	$(1,101,750)	$(397,017)	$(1,652,243)	$(17,038,764)
Denominator:
Weighted average ordinary shares outstanding:	28,500,000	10,270,000	18,050,000	12,471,914
Basic and diluted net loss per ordinary share	$(0.04)	$(0.04)	$(0.09)	$(1.37)